BORROWINGS	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, and non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in the United States and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”) and the Euro Interbank Offered Rate ("EURIBOR"). The company uses interest rate swap agreements in the United States and Colombia to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, Interbank Deposit Certificate rate (“CDI”), or The Extended National Consumer Price Index (“IPCA”) plus a margin. Non-recourse borrowings in Colombia include floating interest rates of Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, or Colombian Consumer Price Index (“IPC”), the Banco Central de Colombia inflation rate, plus a margin.
Effective January 1, 2022, Sterling Overnight Index Average (“SONIA”) replaced £ LIBOR, and Euro Short-term Rate (“€STR”) replaced € LIBOR. It is also currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR prior to June 30, 2023. As at June 30, 2022, the company’s floating rate borrowings have not been materially impacted by SONIA and €STR reforms. The company has a transition plan for the replacement of US$ LIBOR with the Secured Overnight Financing Rate (“SOFR”) benchmark on June 30, 2023. This plan involves certain amendments to the contractual terms of US$ LIBOR referenced floating rate borrowings, interest rate swaps, interest rate caps and updates to hedge designations. These are not expected to have a material impact.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2022				December 31, 2021
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	6.3	8	$6,812	$6,683	5.1	7	$6,160	$6,543
Wind	4.4	9	2,417	2,300	3.7	9	2,416	2,577
Solar	5.1	13	3,938	4,006	4.1	13	4,110	4,365
Distributed energy & sustainable solutions	4.2	12	836	788	3.9	12	860	912
Total	5.5	10	$14,003	$13,777	4.5	9	$13,546	$14,397
Add: Unamortized premiums(4)			37				57
Less: Unamortized financing fees(4)			(84)				(91)
Less: Current portion			(1,375)				(1,452)
			$12,581				$12,060
(1)Includes $9 million (2021: $8 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $15 million (2021: nil) outstanding to an associate of Brookfield. Refer to Note 16 - Related party transactions for more details.
(3)Excluding credit facilities total weighted-average term is 9 years.
(4)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

In the first quarter of 2022, the company completed a financing of COP 200 billion ($53 million) in Colombia. The loan bears a fixed interest of 8.66% and matures in 2032.
In the first quarter of 2022, the company completed a financing of COP 356 billion ($95 million) in Colombia. The bond issued in two tranches bears variable interest at IPC plus an average margin of 4.39% maturing in 2029 and 2037.
In the first quarter of 2022, the company completed a financing of COP 200 billion ($53 million) in Colombia. The loan bears variable interest at IBR plus 3.25% maturing in 2032.
In the first quarter of 2022, the company completed a financing of R$150 million ($29 million) associated with a solar development project in Brazil. The loan bears a variable interest at IPCA plus 5.04% and matures February 2045.
In the first quarter of 2022, the company completed a refinancing totaling $170 million associated with a hydroelectric portfolio in the United States. The debt drawn in two tranches bears an average fixed interest of 3.62% and matures in 2032.
In the first quarter of 2022, the company completed a refinancing totaling $35 million associated with a hydroelectric portfolio in the United States. A portion of the debt bears a fixed rate of 4.98% and the remaining portion bears interest at the SOFR plus 3.25% maturing in 2026.
In the second quarter of 2022, the company completed a financing of R$300 million ($63 million) associated with a solar development project in Brazil. The loan bears a variable interest at IPCA plus 5.39% and matures 2045.
In the second quarter of 2022, the company completed a financing of R$500 million ($96 million) associated with a solar development project in Brazil. The loan bears a variable interest at IPCA plus 1.58% and matures 2024.
In the second quarter of 2022, the company completed a financing of €66 million ($70 million) associated with a solar asset in Spain. The loan bears a fixed interest rate of 3.36% and matures 2039.
In the second quarter of 2022, the company completed a financing of COP 400 billion ($97 million) in Colombia. The loan bears variable interest at IBR plus 3.25% maturing in 2032.
In the second quarter of 2022, the company completed a financing of COP 100 billion ($24 million) in Colombia. The loan bears variable interest at IBR plus 3.9% maturing in 2030.
In the second quarter of 2022, the company completed a financing of COP 50 billion ($12 million) in Colombia. The loan bears variable interest at IBR plus 3.9% maturing in 2030.
In the second quarter of 2022, the company completed a financing of COP 100 billion ($24 million) in Colombia. The loan bears variable interest at IBR plus 4.70% maturing in 2034.
In the second quarter of 2022, the company completed a financing of COP 219 billion ($53 million) in Colombia. The loan bears variable interest at IBR plus 2.45% maturing in 2027.
In the second quarter of 2022, the company completed a financing of COP 594 billion ($144 million) in Colombia. The loan bears variable interest at IBR plus 2.98% maturing in 2029.
In the second quarter of 2022, the company completed a financing of COP 237 billion ($57 million) in Colombia. The loan bears variable interest at IBR plus 2.45% maturing in 2030.
In the second quarter of 2022, the company increased its revolving credit facility capacity associated with the United States business by $250 million to a total of $750 million.
In the second quarter of 2022, the company completed a refinancing totaling $500 million associated with the United States business. The loan bears a variable interest at SOFR plus 2.85% and matures in 2029.